Income Taxes - Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$ (4,094,922)	$ (5,408,551)
State tax (benefit) at statutory rate, net of federal benefit	(266,258)	(928,107)
Foreign Rate Differential	35,343	0
Change in Valuation Allowance	4,260,571	4,199,154
Change in research and development credits	(129,974)	(60,991)
Stock Based Compensation - ISO	323,537	0
Change in fair value of warrants	(619,067)	1,493,215
Change in state tax rate	345,172	0
Other	167,298	705,280
Provision for deferred taxes	$ 21,700	$ 0
Effective income tax rate	0.00%	0.00%
Federal statutory rate percentage	34.00%	34.00%